11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-financial Assets And Liabilities
Deferred tax asset	$ 28	$ 2
Deferred tax liabilities	(368)	(407)
Deferred tax liabilities, net	$ (340)	$ (405)